UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds

(Exact name of registrant as specified in charter)

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

(Address of principal executive offices)

                    (Zip code)

Harvey Neiman

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Neiman Large Cap Value Fund

SEMI-ANNUAL REPORT

September 30, 2006

NEIMAN LARGE CAP VALUE FUND  (Unaudited)

Neiman Large Cap Value Fund
by Sectors (as a percentage of Net Assets)
(Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED SEPTEMBER 30, 2006

9/30/06 NAV $21.81

                                    Since

                                                            1 Year(A)                  3 Year(A)                 Inception(A)

Neiman Large Cap Value Fund           10.88%

        8.29%

           7.04%

S&P 500(B)

           10.79%

                   12.29%                 15.91%

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Inception date of the Neiman Large Cap Value Fund was April 1, 2003.

(B) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2006 Semi-Annual Report  1

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov.  Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Neiman Capital Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on March 31, 2006 and held through September 30, 2006.

The first line of the table below  provides information about actual account values and actual expenses. To estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of  investing in this Fund and other funds.  To do so compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                                                          Expenses Paid

                                                                     Beginning                    Ending                      During the Period*

                                                                 Account Value           Account Value                March 31, 2006 to

                                                    March 31, 2006       September 30, 2005           September 30, 2006

Actual                                   $1,000.00                  $1,078.57                             $9.12

Hypothetical                          $1,000.00                  $1,016.29                             $8.85

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by  the average account value over the period, multiplied by 183/365.

2006 Semi-Annual Report  2

Neiman Large Cap Value Fund
	Schedule of Investments
	September 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Auto Controls For Regulating Residential & Commercial Environments
1,000	Honeywell International Inc. *	$ 40,900	1.84%

Construction Machinery & Equipment
800	Caterpillar, Inc. *	52,640	2.37%

Crude Petroleum & Natural Gas
1,000	Anadarko Petroleum Corp. *	43,830
1,000	Apache Corp. *	63,200
1,200	Devon Energy Corp. *	75,780
1,200	EnCana Corp. *	56,028
500	EOG Resources, Inc. *	32,525
3,600	Talisman Energy Inc. *	58,968
		330,331	14.87%

Drilling Oil & Gas Wells
1,000	Globalsantafe Corp. *	49,990	2.25%

Electric & Other Services
1,600	Exelon Corp. *	96,864	4.36%

Electric Services
2,000	American Electric Power Co. Inc.	72,740
1,000	Entergy Corp. *	78,230
2,000	Southern Co.	68,920
		219,890	9.89%

Electronic & Other Electrical
2,000	General Electric Co. *	70,600	3.18%

Food and Kindred Products
1,200	Altria Group *	91,860	4.13%

Lumber & Wood Products
1,500	Weyerhaeuser Co. *	92,295	4.15%

Metal Mining
1,000	Freeport-McMoRan Copper & Gold Inc.	53,260
500	Southern Copper Corp. *	46,250
		99,510	4.48%

National Commercial Banks
800	Bank of America Corp. *	42,856
1,500	Citigroup Inc. *	74,505
		117,361	5.28%

Oil & Gas Field Machinery & Equipment
500	Baker Hughes Inc. *	34,100	1.53%

Oil & Gas Field Services
1,600	BJ Services Co. *	48,208
2,000	Halliburton Co. *	56,900
		105,108	4.73%

Petroleum Refining
1,000	Chevron Corp. *	64,860
1,500	Exxon Mobil Corp. *	100,650
1,000	Suncor Energy Inc. *	72,050
		237,560	10.69%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,600	duPont (E.I) deNemours & Co. *	68,544	3.08%

Primary Smelting & Refining of Nonferrous Metals
1,000	Phelps Dodge Corp. *	84,700	3.81%

Radiotelephone Communications
3,000	SK Telecom Co. Ltd.	70,890	3.19%

Retail - Department Stores
2,000	Federated Department Stores Inc. *	86,420	3.89%

Total for Common Stocks (Cost $1,904,065)		1,949,563	87.72%

* Portion of the Securities is pledged as collateral for call options written.

** ADR - American Depository Receipt.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  3

Neiman Large Cap Value Fund

	Schedule of Investments
	September 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

Cash Equivalents
102,890	Fidelity Money Market Pt Cl Sel Rate 5.15% ***	102,890
103,369	First American Prime Obligation Fund Cl Y Rate 4.90% ***	103,369
15,746	First American Government Obligation Fund Cl Y Rate 4.89% ***	15,746
103,368	Short Term Investments Trust Treasury Portfolio Rate 5.08% ***	103,368
Total for Cash Equivalents (Cost $325,373)		325,373	14.64%

Total Investments		2,274,936	102.36%
(Identified Cost $2,229,438)

Liabilities in Excess of Other Assets		(52,400)	-2.36%

Net Assets		$ 2,222,536	100.00%

	Schedule of Written Options
September 30, 2006 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

Altria Group
December 2006 Calls @ 85.00	600	$ 240
January 2007 Calls @ 85.00	600	390
		630

Anadarko Petroleum Corp.
January 2007 Calls @ 50.00	1,000	1,500

Apache Corp.
January 2007 Calls @ 80.00	1,000	500

Baker Hughes Inc.
October 2006 Calls @ 85.00	500	25

Bank of America Corp.
November 2006 Calls @ 52.50	800	1,640

BJ Services Co.
October 2006 Calls @ 40.00	800	40
January 2007 Calls @ 45.00	800	120
		160

Caterpillar, Inc.
January 2007 Calls @ 70.00	800	1,960

Citigroup, Inc.
December 2006 Calls @ 50.00	1,000	1,200
January 2007 Calls @ 50.00	500	775
		1,975

Chevron Corp.
January 2007 Calls @ 70.00	1,000	1,300

Devon Energy Corp.
January 2007 Calls @ 65.00	1,200	3,720

duPont E.I. DeNemours & Co.
January 2007 Calls @ 42.50	1,600	3,280

EnCana Corp.
October 2006 Calls @ 55.00	600	90
January 2007 Calls @ 60.00	600	300
		390

Entergy Corp.
January 2007 Calls @ 80.00	1,000	2,000

EOG Resources, Inc.
October 2006 Calls @ 80.00	500	50

Exelon Corp.
January 2007 Calls @ 65.00	800	1,080
January 2007 Calls @ 60.00	800	2,880
		3,960

*** Variable Rate Security; The Yield Rate shown represents

the rate at September 30, 2006.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  4

Neiman Large Cap Value Fund
	Schedule of Written Options
	September 30, 2006 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

Exxon Mobil Corp.
November 2006 Calls @ 67.50	500	1,000
January 2007 Calls @ 70.00	1,000	2,000
		3,000

Federated Department Stores, Inc.
November 2006 Calls @ 40.00	2,000	8,600

Freeport-McMoRan Copper & Gold Inc.
November 2006 Calls @ 55.00	500	1,475
January 2007 Calls @ 70.00	500	325
		1,800

General Electric Co.
January 2007 Calls @ 35.00	2,000	2,800

Globalsantafe Corp.
October 2006 Calls @ 25.00	500	25
January 2007 Calls @ 70.00	500	125
		150

Halliburton Co.
October 2006 Calls @ 40.00	1,000	30
January 2007 Calls @ 45.00	1,000	50
		80

Honeywell, Inc.
January 2007 Calls @ 40.00	1,000	2,700

Phelps Dodge Corp.
January 2007 Calls @ 90.00	1,000	4,900

Southern Copper Corp.
December 2006 Calls @ 100.00	500	1,700

Suncor Energy Inc.
January 2007 Calls @ 80.00	500	1,750
January 2007 Calls @ 95.00	500	325
		2,075

Talisman Energy Inc.
October 2006 Calls @ 20.00	1,800	90
October 2006 Calls @ 21.625	1,800	90
		180

Weyerhaeuser Co.
November 2006 Calls @ 60.00	500	1,650
January 2007 Calls @ 65.00	1,000	2,050
		3,700

Total (Premiums Received $62,538)		$ 54,775

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  5

Neiman Large Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2006

Assets:
Investment Securities at Market Value	$ 2,274,936
(Cost $2,229,438)
Cash	10,000
Receivables:
Receivable for Securities Sold	234
Dividends and Interest	3,780
Total Assets	2,288,950
Liabilities
Covered Call Options Written (premiums received $62,538)	54,775
Accrued Fund Accounting and Transfer Agency Fees	1,474
Other Accrued Expenses	10,165
Total Liabilities	66,414
Net Assets	$ 2,222,536
Net Assets Consist of:
Paid In Capital	2,047,424
Accumulated Undistributed Net Investment Income	11,817
Realized Gain (Loss) on Investments - Net	110,034
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	53,261
Net Assets, for 101,889 Shares Outstanding	$ 2,222,536
(Unlimited number of shares authorized zero par value)
Net Asset Value, Offering and Redemption Price
Per Share ($2,222,536/101,889 shares)	$ 21.81

Statement of Operations (Unaudited)
For the six month period ended September 30, 2006
Investment Income:
Dividends	$ 25,507
Interest	5,438
Total Investment Income	30,945
Expenses:
Investment adviser fees	10,931
Administration fees	12,034
Transfer agent fees & accounting fees	8,423
Legal fees	6,017
Audit fees	5,765
Custody fees	2,106
Printing and postage expense	504
Trustees fees	1,504
Miscellaneous expense	2,334
Insurance expense	494
Total Expenses	50,112
Less:
Expense Waiver / Expense Reimbursement	(30,982)
Net Expenses	19,130
Net Investment Income	11,815

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Investments	72,298
Realized Gain (Loss) on Options	37,732
Change In Unrealized Depreciation on Investments	(19,000)
Change In Unrealized Appreciation on Options	7,763
Net Realized and Unrealized Gain (Loss) on Investments & Options	98,793

Net Increase (Decrease) in Net Assets from Operations	$ 110,608

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  6

Neiman Large Cap Value Fund

Statement of Changes in Net Assets	(Unaudited)
	4/1/2006	4/1/2005
	to	to
	9/30/2006	3/31/2006
From Operations:
Net Investment Income	$ 11,815	$ 26,845
Net Realized Gain on Investments	72,298	16,790
Net Realized Gain on Options	37,732	40,346
Change in Net Unrealized Appreciation (Depreciation)	(11,237)	101,932
Increase in Net Assets from Operations	110,608	185,913
From Distributions to Shareholders:
Net Investment Income	(4,871)	(25,835)
Net Realized Gain from Security Transactions	(23,225)	(122,862)
Change in Net Assets from Distributions	(28,096)	(148,697)
From Capital Share Transactions:
Proceeds From Sale of Shares	11,700	16,008
Shares Issued on Reinvestment of Dividends	21,558	148,697
Cost of Shares Redeemed	(2,000)	(321,817)
Net Increase (Decrease) from Shareholder Activity	31,258	(157,112)

Net Increase (Decrease) in Net Assets	113,770	(119,896)

Net Assets at Beginning of Period	2,108,766	2,228,662
Net Assets at End of Period (Including Accumulated	$ 2,222,536	$ 2,108,766
Undistributed Net Investment Income of $11,817 and $4,873)

Share Transactions:
Issued	541	776
Reinvested	1,004	7,357
Redeemed	(90)	(15,622)
Net Increase (Decrease) in Shares	1,455	(7,489)
Shares Outstanding at Beginning of Period	100,434	107,923
Shares Outstanding at End of Period	101,889	100,434

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2006		4/1/2005	4/1/2004	4/1/2003*
	to		to	to	to
	9/30/2006		3/31/2006	3/31/2005	3/31/2004
Net Asset Value -
Beginning of Period	$ 21.00		$ 20.65	$ 20.96	$ 20.00
Net Investment Income ***	0.12		0.26	0.17	0.17
Net Gains or Losses on Securities
(realized and unrealized)	0.97		1.55	0.80	0.90
Total from Investment Operations	1.09		1.81	0.97	1.07

Distributions (From Net Investment Income)	(0.05)		(0.26)	(0.16)	(0.11)
Distributions (From Capital Gains)	(0.23)		(1.20)	(1.12)	0.00
Total Distributions	(0.28)		(1.46)	(1.28)	(0.11)

Net Asset Value -
End of Period	$ 21.81		$ 21.00	$ 20.65	$ 20.96
Total Return ****	5.21%		9.19%	4.82%	5.36%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,223		2,109	2,229	1,884

Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	4.58%	**	5.69%	5.76%	7.25%
Ratio of Net Investment Loss to Average Net Assets	-1.75%	**	-2.67%	-3.14%	-4.69%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.75%	**	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	1.08%	**	1.27%	0.87%	0.81%

Portfolio Turnover Rate	33.96%		79.81%	95.23%	215.61%

* Commencement of Operations.
** Annualized.
*** Based on Average Shares Outstanding.
**** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these

financial statements.

2006 Semi-Annual Report  7

NOTES TO THE FINANCIAL STATEMENTS

NEIMAN LARGE CAP VALUE FUND

September 30, 2006

(Unaudited)

1.) ORGANIZATION:

Neiman Large Cap Value Fund (the "Fund"), formerly Neiman Fund and Neiman Enhanced Dividend Fund, is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company.  The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Fund is one of two series authorized by the Trust. Neiman Capital Management, LLC is the adviser to the Fund (the "Adviser").  The Fund commenced operations on April 1, 2003. The Fund's primary investment objective is to seek long-term capital appreciation. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

2006 Semi-Annual Report  8

Notes to the Financial Statements (Unaudited) - continued

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, these positions have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchases are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with Neiman Capital Management, LLC  (the "Adviser").  Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

For the six month period ended September 30, 2006, the Adviser earned management fees totaling $10,931 before the waiver of management fees and reimbursement of expenses described below. Effective April 1, 2006, the annual management fee was reduced to 1.00% of the Fund’s average daily net assets.  The Adviser also agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.75% of the Fund’s average daily net assets through July 31, 2007. For the six month period ended September 30, 2006, the Adviser waived fees and/or reimbursed expenses totaling $30,982 to the Fund. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

4.) OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services.  An officer and shareholder of MSS also is an officer of the Trust.  For the six month period ended September 30, 2006,  MSS earned $8,423 for fund accounting and transfer agency services.  At September 30, 2006, the Fund owed $1,474 to MSS.

2006 Semi-Annual Report  9

Notes to the Financial Statements (Unaudited)- continued

5.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid in capital at September 30, 2006 was $2,047,424, representing 101,889 shares outstanding.

6.) INVESTMENT TRANSACTIONS

For the six month period ended September 30, 2006, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $688,291 and $838,416 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2006 was $2,229,438, and proceeds received from options was $62,538.

At September 30, 2006, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

        Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

          $125,226                       ($71,965)                                   $53,261

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2006, Harvey Neiman, President and Trustee of the Trust, and related parties beneficially owned, in the aggregate, 38.36% of the Fund, and therefore may be deemed to control the Fund.

8.) WRITTEN OPTIONS

As of September 30, 2006, Fund portfolio securities valued at $1,737,013 were held by the custodian as collateral for options written by the Fund.

Transactions in written options during the six month period ended September 30, 2006 were as follows:

Number of

Premiums

 Contracts

  Received

Options outstanding at March 31, 2006

          331

   $62,444

Options written

          390

   $66,945

Options terminated in closing purchase transactions

                         0

                       $0

Options expired

        (197)

  ($37,732)

Options exercised

                                                        (178)

              ($29,119)

Options outstanding at September 30, 2006

                                  346

                           $62,538

9.) DISTRIBUTIONS TO SHAREHOLDERS

There was a dividend of $0.0484 per share and a a short-term capital gain of $0.2308 per share paid on June 29, 2006.

The tax character of distributions was as follows:

Distributions paid from:

                                        Six Month Period ended              Year ended

                                           September 30, 2006             March 31, 2006

Ordinary Income:                                                 $     4,871                         $   25,835

Short-term Capital Gain:                                            23,225                            102,186

Long-term Capital Gain:                                                     0                              20,676

                                                                          $    28,096                        $  148,967

There were no differences between book basis and tax basis of investments.

2006 Semi-Annual Report  10

Board of Trustees

Darla Clark

Suzanne Cowan Dimeff

Luke Fairfield

Daniel Neiman

Harvey Neiman

Investment Adviser

Neiman Capital Management, LLC

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Dr., Ste 400

Broadview Hts, OH 44147

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

(FKA Cohen McCurdy, Ltd.)

800 Westpoint Pkwy., Ste 1100

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Neiman Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 1.  Reports to Stockholders.

Neiman Small Cap Value Fund

SEMI-ANNUAL REPORT

September 30, 2006

NEIMAN SMALL CAP VALUE FUND

Neiman Small Cap Value Fund

by Sectors (as a percentage of Net Assets)

Unaudited

PERFORMANCE INFORMATION

TOTAL RETURN (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2006.

9/30/06 NAV $11.20

Total Return

         Since Inception(A)

Neiman Small Cap Value Fund

    12.00%

S&P 600 Index(B)

                 11.64%

(A) Total Retun Since Inception includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Neiman Small Cap Value Fund was October 18, 2005.

(B) The S&P 600 index is a small capitalization benchmark index made up of 600 domestic stocks chosen for market size, liquidity and industry group representation whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2006 Semi-Annual Report  1

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov.  Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Neiman Capital Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested in the Fund on March 31, 2006 and held through September 30, 2006.

The first line of the table below provides information about actual account values and actual expenses. To estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period.  You may use this information to compare the ongoing costs of investing in this Fund and other funds.  To do so compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                                                          Expenses Paid

                                                                     Beginning                    Ending                      During the Period*

                                                                 Account Value           Account Value                March 31, 2006 to

                                                    March 31, 2006       September 30, 2005           September 30, 2006

Actual                                   $1,000.00                    $958.08                             $7.36

Hypothetical                          $1,000.00                  $1,017.55                            $7.59

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365.

2006 Semi-Annual Report  2

Neiman Small Cap Value Fund
		Schedule of Investments
		September 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Electric Housewares & Fans
600	Helen of Troy Ltd. *	$ 10,536	2.50%

Fire, Marine & Casualty Insurance
700	First Acceptance Corp. *	8,043
400	Midland Co.	17,328
300	Safety Insurance Group Inc.	14,598
400	State Auto Financial Corp.	12,220
400	United America Indemnity, Ltd *	8,988
		61,177	14.51%

General Industry Machinery & Equipment
400	Gardner Denver Inc. *	13,232	3.14%

Life Insurance
300	Delphi Financial Group Inc.	11,964
500	FBL Financial Group Inc.	16,735
		28,699	6.81%

Miscellaneous Electrical Machinery
300	Rofin-Sinar Technologies Inc. *	18,231	4.32%

Miscellaneous Products of Petroleum & Coal
600	Headwaters Inc. *	14,010	3.32%

National Commercial Banks
200	First Community Bancorp.	11,190	2.65%

Printed Circuit Boards
300	Benchmark Electronics Inc. *	8,064	1.91%

Radiotelephone Communications
300	Golden Telecom Inc. **	9,075	2.15%

Real Estate
300	W P Carey & Co. LLC	8,253	1.96%

Retai - Miscellaneous Retail
500	Cash America International Inc.	19,540	4.64%

Retail - Variety Stores
900	Tuesday Morning Corp.	12,492	2.96%

Savings Institution, Federally Chartered
600	Commercial Capital Bancorp Inc.	9,564
400	Umpqua Holdings Corp.	11,440
		21,004	4.98%

Semiconductors & Related Devices
700	OmniVision Technologies Inc. *	9,989	2.37%

Services- Personal Services
300	Jackson Hewitt Tax Service Inc.	9,003	2.14%

Steel Works
300	Steel Dynamics Inc.	15,135	3.59%

* Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2006 Semi-Annual Report  3

Neiman Small Cap Value Fund
	Schedule of Investments
	September 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Surety Insurance
200	Triad Guaranty Inc. *	10,234	2.43%

Surgical & Medical Instruments
400	Orthofix International * **	18,188	4.31%

Water Transportation
400	Nordic American Tanker Shipping Ltd. **	13,920	3.30%

Wholesale - Metals Service Centers & Offices
400	Reliance Steel & Aluminum Co.	12,856	3.06%

Wholesale - Miscellaneous Durable Goods
400	RC2 Corp. *	13,416	3.19%

Wholesale - Professional & Commercial Equipment & Supplies
800	Global Imaging Systems Inc. *	17,656	4.19%

Total for Common Stocks (Cost $323,245)		355,900	84.43%

Cash Equivalents
18,179	Fidelity Money Market Pt Cl Sel Rate 5.15% ***	18,179
18,178	First American Prime Obligation Fund Cl Y Rate 4.90% ***	18,178
3,953	First American Government Obligation Fund Cl Y Rate 4.89% ***	3,953
18,179	Short Term Investments Trust Treasury Portfolio Rate 5.08% ***	18,179
Total for Cash Equivalents (Cost $58,489)		58,489	13.88%

	Total Investments	414,389	98.31%
	(Identified Cost $381,734)

	Other Assets in Excess of Liabilities	7,143	1.69%

	Net Assets	$ 421,532	100.00%

* Non-Income Producing Securities.

** ADR - American Depository  Receipt.

*** Variable Rate Security; The Yield  Rate shown represents the rate at September 30, 2006.

The accompanying notes are an integral part of the

financial statements.

2006 Semi-Annual Report  4

Neiman Small Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2006

Assets:
Investment Securities at Market Value	$ 414,389
(Cost $381,734)
Cash	18,000
Receivables:
Dividends and Interest	577
Due from Adviser	591
Total Assets	433,557
Liabilities
Accrued Fund Accounting and Transfer Agency Fees	1,504
Other Accrued Expenses	10,521
Total Liabilities	12,025
Net Assets	$ 421,532
Net Assets Consist of:
Paid In Capital	397,630
Accumulated Undistributed Net Investment Income	889
Realized Gain (Loss) on Investments - Net	(9,642)
Unrealized Appreciation (Depreciation) in Value	32,655
of Investments Based on Identified Cost - Net
Net Assets, for 37,644 Shares Outstanding	$ 421,532
(Unlimited number of shares authorized)
Net Asset Value, Offering and Redemption Price
Per Share ($421,532/37,644 shares)	$ 11.20

Statement of Operations (Unaudited)
For the six month period ended September 30, 2006

Investment Income:
Dividends	$ 1,752
Interest	1,349
Total Investment Income	3,101
Expenses:
Investment adviser fees	2,626
Administration fees	12,034
Transfer agent fees & accounting	8,424
Legal fees	5,265
Audit fees	5,767
Custody fees	2,107
Printing and postage expense	503
Trustees fees	1,504
Miscellaneous expense	3,553
Total Expenses	41,783
Less:
Expense Waiver / Expense Reimbursement	(39,155)
Net Expenses	2,628
Net Investment Income	473

Realized and Unrealized Gain (Loss) on Investments:
Realized (Loss) on Investments	(5,326)
Change In Unrealized Depreciation on Investments	(6,454)
Net Realized and Unrealized Gain (Loss) on Investments	(11,780)

Net Decrease in Net Assets from Operations	$ (11,307)

The accompanying notes are an integral part of the

financial statements.

2006 Semi-Annual Report  5

Neiman Small Cap Value Fund

Statement of Changes in Net Assets	(Unaudited)
	4/1/2006		10/18/2005*
	to		to
	9/30/2006		3/31/2006
From Operations:
Net Investment Income	$ 473		$ 416
Net Realized Loss on Investments	(5,326)		(4,316)
Change in Net Unrealized Depreciation	(6,454)		39,109
Increase in Net Assets from Operations	(11,307)		35,209
From Distributions to Shareholders:
Net Investment Income	0		0
Net Realized Gain from Security Transactions	0		0
Change in Net Assets from Distributions	0		0
From Capital Share Transactions:
Proceeds From Sale of Shares	175,100		222,550
Shares Issued on Reinvestment of Dividends	0		0
Cost of Shares Redeemed	(20)		0
Net Increase from Shareholder Activity	175,080		222,550

Net Increase in Net Assets	163,773		257,759

Net Assets at Beginning of Period	257,759		0
Net Assets at End of Period	$ 421,532		$ 257,759

Share Transactions:
Issued	15,596		22,050
Reinvested	-		-
Redeemed	(2)		-
Net Increase in Shares	15,594		22,050
Shares Outstanding at Beginning of Period	22,050		-
Shares Outstanding at End of Period (Including Accumulated	37,644		22,050
Undistributed Net Investment Income of $889 and $416, respectively)

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2006		10/18/2005*
	to		to
	9/30/2006		3/31/2006
Net Asset Value -
Beginning of Period	$ 11.69		$ 10.00
Net Investment Income ****	0.02		0.02
Net Gains or Losses on Securities
(realized and unrealized)	(0.51)		1.67
Total from Investment Operations	(0.49)		1.69

Distributions (From Net Investment Income)	0.00		0.00
Distributions (From Capital Gains)	0.00		0.00
Total Distributions	0.00		0.00

Net Asset Value -
End of Period	$ 11.20		$ 11.69
Total Return *** *****	(4.19)%		16.90%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	422		258

Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	23.79%	**	45.46%	**
Ratio of Net Investment Income/(Loss) to Average Net Assets	-22.03%	**	-43.56%	**
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%	**
Ratio of Net Investment Income to Average Net Assets	0.27%	**	0.42%	**

Portfolio Turnover Rate	9.12%		15.04%

* Commencement of operations. ** Annualized. *** Not Annualized.
**** Based on Average Shares Outstanding .
***** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of the

financial statements.

2006 Semi-Annual Report  6

NOTES TO FINANCIAL STATEMENTS

NEIMAN SMALL CAP VALUE FUND

September 30, 2006

(UNAUDITED)

1.) ORGANIZATION:

Neiman Small Cap Value Fund (the "Fund"), is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company.  The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Fund is one of two series authorized by the Trust. The Fund commenced operations on October 18, 2005. The Fund's primary investment objective is to seek long-term capital appreciation. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

FEDERAL INCOME TAXES:

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

2006 Semi-Annual Report  7

Notes to the Financial Statements (Unaudited) - continued

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchases are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with Neiman Capital Management, LLC  (the "Adviser").  Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser receives an annual investment management fee from the Fund of 1.50% of the average daily net assets of the Fund. For the six month period ended September 30, 2006, the Adviser earned management fees totaling $2,626 before the waiver of management fees and reimbursement of expenses described below.

The Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.50% of the Fund’s average daily net assets through September 30, 2008. For the six month period ended September 30, 2006 the Adviser waived fees and/or reimbursed expenses totalling $39,155 to the Fund.  As of September 30, 2006 the Adviser owed the Fund $591.  Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

4.) OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services.  An officer and shareholder of MSS also is an officer of the Trust.  For the six month period ended September 30, 2006,  MSS earned $8,424 for fund accounting and transfer agency services.  At September 30, 2006, the Fund owed $1,504 to MSS.

5.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid in capital at September 30, 2006 was $397,630 representing 37,644 shares outstanding.

6.) INVESTMENT TRANSACTIONS

For the six month period ended September 30, 2006 purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $150,675 and $24,549 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2006 was $381,734. At September 30, 2006, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

        $36,927                         ($4,272)                                 $32,655

There were no differences between book basis and tax basis on investments.

2006 Semi-Annual Report  8

Notes to the Financial Statements (Unaudited) - continued

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2006, Harvey Neiman, President and Trustee of the Trust, and related parties beneficially own, in the aggregate, 30.99% of the Fund and the Thaler Family Trust owns, in aggregate, 28.77% of the Fund, and therefore both may be deemed to control the Fund.

8.) DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the fiscal year 2006 or the six month period ended September 30, 2006.

2006 Semi-Annual Report  9

Board of Trustees

Darla Clark

Suzanne Cowan Dimeff

Luke Fairfield

Daniel Neiman

Harvey Neiman

Investment Adviser

Neiman Capital Management, LLC

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Dr., Ste 400

Broadview Hts, OH 44147

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

(FKA Cohen McCurdy, Ltd.)

800 Westpoint Pkwy., Ste 1100

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Neiman Small Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

 Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By : /s/ Harvey Neiman

Harvey Neiman

President

Date:           12/5/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Harvey Neiman

Harvey Neiman

President

Date:           12/5/2006

By : /s/ Daniel Neiman

Daniel Neiman

Chief Financial Officer

Date:          12/4/06